Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2013
Summary of Significant Accounting Policies
Basis of Presentation	Basis of Presentation The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, or GAAP.
Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying interim balance sheet as of June 30, 2013 and the statements of operations and comprehensive loss and cash flows for the six months ended June 30, 2013 and 2012 and the statement of redeemable convertible preferred stock and stockholders' equity (deficit) for the six months ended June 30, 2013 and the footnote disclosures are unaudited. These unaudited interim financial statements have been prepared in accordance with GAAP. In management's opinion, the unaudited interim financial statements have been prepared on the same basis as the audited financial statements and include all adjustments, which include only normal recurring adjustments necessary for the fair presentation of our statement of financial position as of June 30, 2013 and our statement of operations and comprehensive loss and our cash flows for the six months ended June 30, 2013 and 2012. The results for the six months ended June 30, 2013 are not necessarily indicative of the results expected for the full fiscal year.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform to the current year presentation.
Restatement

Restatement

The Company has determined that restatements are required to previously reported basic and diluted net income (loss) per share for all periods prior to and including the period ended December 31, 2012 due to an error in the computation. Basic and diluted net income (loss) per share is calculated by dividing net income (loss) for the period by the basic and diluted weighted average number of shares outstanding during that period. In the restated periods, preferred shares issued prior to the Company's initial public offering in October 2012 were inappropriately included in the weighted average shares outstanding used to calculate basic and diluted net income (loss) per share from their date of issuance, rather than from the date of actual conversion to common shares as a result of the Company's initial public offering. The effects of the assumed conversion of the preferred shares should have only been included in the diluted net income per share prior to actual conversion to the extent that the impact was dilutive, which occurred only for the three month period ended June 30, 2012. In addition, options to purchase common stock should have been included in the calculation of diluted net income per share for the three month period ended June 30, 2012 as the effect was dilutive.

A summary of the impact of the correction of the errors on the net loss per share, basic and diluted, is as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2012
Net loss per share, basic and diluted—originally reported	$(2.62)	$(1.00)	$(1.57)	$(0.18)
Difference in net loss per share, basic and diluted	(4.85)	(6.98)	(10.07)	(1.50)

Net loss per share, basic and diluted—restated	$(7.47)	$(7.98)	$(11.64)	$(1.68)

Reconciliation of net loss per share, basic and diluted	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Six Months Ended June 30, 2012
Numerator
Net loss	$(36,799,000)	$(11,152,000)	$(16,031,000)	$(2,374,000)
Denominator
Weighted average shares, basic and diluted—originally reported	14,058,000	11,139,000	10,193,000	12,945,000
Remove previously reported effect:
Redeemable convertible preferred stock (incorrectly included from issuance)	(9,134,000)	(9,741,000)	(8,816,000)	(11,533,000)
Weighted average shares, basic and diluted—restated(1)	4,924,000	1,398,000	1,377,000	1,412,000

Net loss per share, basic and diluted—restated	$(7.47)	$(7.98)	$(11.64)	$(1.68)

(1)
Since the numerator was a loss for all periods above, the dilutive effects of stock options, warrants and redeemable convertible preferred stock were not included since the effect was anti-dilutive.

The basic and diluted net loss per share and weighted average shares, basic and diluted presented for the six months ended June 30, 2013 is correct and was not restated.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could materially differ from those estimates. Management considers many factors in selecting appropriate financial accounting policies and controls, and in developing the estimates and assumptions that are used in the preparation of these financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, including: expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates, and whether historical trends are expected to be representative of future trends. The estimation process often may yield a range of potentially reasonable estimates of the ultimate future outcomes and management must select an amount that falls within that range of reasonable estimates. This process may result in actual results differing materially from those estimated amounts used in the preparation of the financial statements.

Segment Reporting

Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. To date, the Company has viewed its operations and manages its business as one segment operating primarily in the United States.

Cash, Cash Equivalents and Marketable Securities

Cash, Cash Equivalents and Marketable Securities

All highly liquid securities with original final maturities of 90 days or less from the date of purchase are considered to be cash equivalents. As of June 30, 2013 and December 31, 2012 and 2011, cash and cash equivalents are comprised of funds in cash and money market accounts. The Company maintains cash balances in excess of amounts insured by the Federal Deposit Insurance Corporation, or FDIC. The accounts are monitored by management to mitigate the risk.

Investments with an original maturity of more than 90 days are considered marketable securities. Marketable securities are stated at fair value as determined by quoted market prices. The Company has classified the entire investment portfolio as available-for-sale securities. Accordingly, any unrealized gain or loss on the investments is reported as a component of accumulated other comprehensive loss. The amortized cost of these securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortizations as well as realized gains and losses determined on a specific identification basis are included in interest income or expense. The entire investment portfolio, except for restricted investments, is considered available for use in current operations and, accordingly, all such investments are considered current assets although the stated maturity of individual investments may be one year or more beyond the balance sheet date.

Realized gains and losses and declines in value, if any, judged to be other-than-temporary on available-for-sale securities are reported in interest income or expense. When securities are sold, any associated unrealized gain or loss previously reported as a separate component of stockholders' equity is reclassified out of stockholders' equity and recorded in the statement of operations for the period. Accrued interest and dividends are included in interest income.

The Company periodically reviews available-for-sale securities for other-than temporary declines in fair value below the cost basis whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the Company concludes that an other-than-temporary impairment exists, it recognizes an impairment charge to reduce the investment to fair value and record the related charge as a reduction of interest income. No impairment was recognized for the six months ended June 30, 2013.

As of December 31, 2012 and 2011, the Company did not have any marketable securities. There were no realized gains or losses from the sale of marketable securities for the six months ended June 30, 2013 and 2012 or the years ended December 31, 2012 and 2011. The Company recognized $1,000 of realized gains from the sale of marketable securities for the year ended December 31, 2010.

Restricted Cash

Restricted Cash

Restricted cash of $11,133,000, $15,978,000 and $7,403,000 at June 30, 2013 and December 31, 2012 and 2011, respectively, represents restricted cash received through the collaboration arrangement with Bayer that will be used to fund certain further global development activities of ATX-101 (see Note 8, "Commitments, Collaborations and Contingencies").

Payments the Company received to fund collaboration efforts under the terms of the collaboration agreement with Bayer were recorded as restricted cash and deferred development funds, and are recognized as an offset to development expenses as the restricted cash is utilized to fund such development activities.

Property and Equipment

Property and Equipment

Property and equipment are recorded at historical cost and consisted of the following:

	December 31,		June 30,
	2012	2011	2013
			(unaudited)
Cameras	$923,000	$923,000	$923,000
Computer hardware and electronics	147,000	90,000	182,000
Furniture and fixtures	227,000	103,000	234,000
Software	21,000	12,000	21,000

	1,318,000	1,128,000	1,360,000
Less accumulated depreciation	(1,043,000)	(408,000)	(1,210,000)

	$275,000	$720,000	$150,000

Depreciation is recorded using the straight-line method over the estimated useful lives of the assets (one to five years). The Company reviews its property and equipment assets for impairment in value whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company disposed of $54,000 and $34,000 of computer hardware and electronics during the years ended December 31, 2011 and 2010, with a recognized loss at disposal of $4,000 for the year end December 31, 2011. The Company had no disposals during the six months ended June 30, 2013 and 2012 or the year ended December 31, 2012. No loss on disposal was recognized during the six months ended June 30, 2013 and 2012 and the years ended December 31, 2012 and 2010.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and marketable securities. The primary objectives for the Company's investment portfolio are the preservation of capital and the maintenance of liquidity.

The Company's investment policy limits investments to certain types of instruments such as certificates of deposit, money market instruments, and obligations issued by U.S. government and U.S. government agencies, and places restrictions on maturities and concentration by type and issuer. From time to time, the Company maintains cash balances in excess of amounts insured by the FDIC. The accounts are monitored by management to mitigate the risk.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for all stock-based payments issued to employees and directors using an option pricing model for estimating fair value. Accordingly, stock-based compensation expense is measured based on the estimated fair value of the awards on the date of grant, net of forfeitures. Compensation expense is recognized for the portion that is ultimately expected to vest over the period during which the recipient renders the required services to the Company using the straight-line single option method.

In accordance with authoritative guidance, the fair value of non-employee stock based awards is re-measured as the awards vest, and the resulting increase in fair value, if any, is recognized as expense in the period the related services are rendered.

Redeemable Convertible Preferred Stock Warrants

Redeemable Convertible Preferred Stock Warrants

Prior to the Company's IPO, freestanding warrants that related to the purchase of redeemable convertible preferred stock were classified as liabilities and recorded at fair value regardless of the timing of the redemption feature or the redemption price or the likelihood of redemption. The warrants were subject to re-measurement at each balance sheet date and any change in fair value was recognized as a component of warrant and other income (expense), net. Pursuant to the terms of these warrants, upon the conversion of the class of preferred stock underlying the warrant, the warrants automatically became exercisable for shares of the Company's common stock based upon the conversion ratio of the underlying class of preferred stock. The consummation of the Company's IPO resulted in the conversion of all classes of the Company's preferred stock into common stock. Upon such conversion of the underlying classes of preferred stock, the warrants were reclassified as a component of equity and were no longer subject to re-measurement.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts reported in the accompanying financial statements for cash and cash equivalents, accounts payable and accrued liabilities approximate their fair value because of the short-term nature of these accounts. Based on the borrowing rates currently available to the Company for debt with similar terms and consideration of default and credit risk, the carrying value of the note payable approximates its fair value. The fair value of marketable securities and warrant liability is discussed in Note 9, "Fair Value Measurements."

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when all of the following four criteria are present: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the fee is fixed or determinable; and collectability is reasonably assured.

For arrangements that involve the delivery of more than one element, each product, service and/or right to use assets is evaluated to determine whether it qualifies as a separate unit of accounting. This determination is based on whether the deliverable has "stand-alone value" to the customer. The consideration that is fixed or determinable is then allocated to each separate unit of accounting based on the relative selling price of each deliverable. The estimated selling price of each deliverable is determined using the following hierarchy of values: (i) vendor-specific objective evidence of fair value, (ii) third-party evidence of selling price (TPE) and (iii) best estimate of selling price (BESP). The BESP reflects our best estimate of what the selling price would be if the deliverable was regularly sold by us on a stand-alone basis. In most cases we expect to use TPE or BESP for allocating consideration to each deliverable. The consideration allocated to each unit of accounting is recognized as the related goods or services are delivered, limited to the consideration that is not contingent upon future deliverables. Analyzing the arrangement to identify deliverables requires the use of judgment, and each deliverable may be an obligation to deliver services, a right or license to use an asset, or another performance obligation.

The Company's revenue is related to the license agreement with Bayer executed in 2010. This agreement provides for various types of payments, including non-refundable upfront license fees, milestone payments, and future royalties on Bayer's net product sales of ATX-101.

The Company received a non-refundable upfront license payment of approximately $21,319,000 from Bayer upon execution of the license agreement. The terms of the collaboration arrangement with Bayer include continuing performance obligations and development and clinical manufacturing supply obligations that were conditions to Bayer's decision to pursue continued development and regulatory approval for ATX-101. Due to these ongoing performance obligations, the Company determined that the license did not have stand-alone value. The Company also did not have objective and reliable evidence of the fair value of these undelivered obligations. Accordingly, amounts received upfront under the license agreement were recorded as deferred revenue and were recognized on a straight-line basis over the expected period of substantial involvement in these collaboration activities, which were completed as of May 31, 2012. The period over which these activities were to be performed was based upon management's estimate of the period to complete the development activities required to be conducted relative to the upfront license fee and development funds received from Bayer. Current deferred revenue represents amounts, which are expected to be recognized within one year.

The Company recognizes revenue from milestone payments when earned, provided that (i) the milestone event is substantive in that it can only be achieved based in whole or in part on either the entity's performance or on the occurrence of a specific outcome resulting from the entity's performance and its achievability was not reasonably assured at the inception of the collaboration arrangement and (ii) the Company does not have ongoing performance obligations related to the achievement of the milestone earned and (iii) it would result in additional payments being due to the Company. Milestone payments are considered substantive if all of the following conditions are met: the milestone payment is non-refundable; achievement of the milestone was not reasonably assured at the inception of the arrangement; substantive effort is involved to achieve the milestone; and the amount of the milestone appears reasonable in relation to the effort expended, the other milestones in the arrangement and the related risk associated with the achievement of the milestone. Any amounts received under the collaboration arrangement in advance of performance, if deemed substantive, are recorded as deferred revenue and recognized as revenue as the Company completes its performance obligations.

Research and Development Costs

Research and Development Costs

Major components of research and development (R&D) costs include cash compensation, stock-based compensation, pre-clinical studies, clinical trial and related clinical manufacturing, materials and supplies, and fees paid to consultants and other entities that conduct certain research and development activities on the Company's behalf. R&D costs, including upfront fees and milestones paid to collaborators, are expensed as goods are received or services rendered. Costs to acquire technologies to be used in research and development that have not reached technological feasibility and have no alternative future use are also expensed as incurred. Costs incurred in connection with clinical trial activities for which the underlying nature of the activities themselves do not directly relate to active research and development, such as costs incurred for market research and focus groups linked to clinical strategy as well as costs to build the Company's brand, are not included in R&D costs but are reflected as general and administrative expenses.

The Company enters into agreements with various research institutions, contract laboratories, contract manufacturers and consultants. These agreements are generally on a fee-for-service basis and are cancelable.

Clinical Trial Accruals

Clinical Trial Accruals

As part of the process of preparing its financial statements, the Company is required to estimate its expenses resulting from its obligations under contracts with vendors and consultants and clinical site agreements in connection with conducting clinical trials. The financial terms of these contracts are subject to negotiations which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided to us under such contracts. The Company's objective is to reflect the appropriate trial expenses in its financial statements by matching those expenses with the period in which services and efforts are expended. The Company accounts for these expenses according to the progress of the trial as measured by patient progression and the timing of various aspects of the trial. The Company determines accrual estimates through financial models taking into account discussion with applicable personnel and outside service providers as to the progress or state of consummation of trials, or the services completed. During the course of a clinical trial, the Company adjusts its rate of clinical expense recognition if actual results differ from its estimates. The Company makes estimates of its accrued expenses as of each balance sheet date in its financial statements based on the facts and circumstances known to us at that time. Although the Company does not expect its estimates to be materially different from amounts actually incurred, its understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and may result in us reporting amounts that are too high or too low for any particular period. Through June 30, 2013, there have been no material adjustments to the Company's prior period estimates of accrued expenses for clinical trials. The Company's clinical trial accrual is dependent upon the timely and accurate reporting of contract research organizations and other third-party vendors.

Other Income

Other Income

Other income represents amounts received under the Qualified Therapeutic Discovery Credit Programs included in healthcare reform legislation enacted in March 2010. This program established a one-time pool of $1 billion for grants to small biotech companies developing novel therapeutics which met certain requirements. Under this program, the Company received a non-recurring grant in 2010, which totaled $930,000, related to four research and development projects. As the grant amount related entirely to expenses that had been previously incurred for research and development activities, the Company recognized the full amount of the grant as other income at the time it was entitled to such grants.

Basic and Dilutive Net Loss Per Common Share

Basic and Dilutive Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period, excluding the dilutive effects of converting redeemable preferred stock, warrants to purchase redeemable convertible preferred stock and options outstanding. Diluted net loss per common share is computed by dividing the net loss by the sum of the weighted average number of common shares outstanding during the period plus the potential dilutive effects of redeemable convertible preferred stock and warrants to purchase redeemable convertible preferred stock, and options outstanding during the period calculated in accordance with the treasury stock method, but are excluded if their effect is anti-dilutive. Because the impact of these items is anti-dilutive during periods of net loss, there was no difference between basic and diluted loss per common share at June 30, 2013 and 2012 and December 31, 2012, 2011 and 2010.

The calculation of weighted average diluted shares outstanding excludes the dilutive effect of converting redeemable convertible preferred stock, warrants to purchase redeemable convertible preferred stock and options to purchase common stock, as the impact of such items are anti-dilutive during periods of net loss. Shares excluded from the calculation were 2,308,000, 13,769,000 (restated), 1,956,000, 13,334,000 (restated) and 10,481,000 (restated) for the six months ended June 30, 2013 and 2012 and the years ended December 31, 2012, 2011 and 2010, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires, among other things, that deferred income taxes be provided for temporary differences between the tax bases of the Company's assets and liabilities and their financial statement reported amounts. A valuation allowance is recorded when it is more likely than not that some portion or all of a deferred tax asset will not be realized. Management has considered estimated future taxable income and ongoing prudent and feasible tax planning strategies in assessing the amount of the valuation allowance. When the Company establishes or reduces the valuation allowance against its deferred tax assets, its provision for income taxes will increase or decrease, respectively, in the period such determination is made.

Additionally, the Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefit recognized in the financial statements for a particular tax position is based on the largest benefit that is more likely than not to be realized upon settlement. Accordingly, the Company establishes reserves for uncertain tax positions.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is comprised of net loss and other comprehensive income or loss. The only component of other comprehensive income or loss is unrealized gains and losses on marketable securities. Comprehensive gains and losses have been reflected in the statements of operations and comprehensive loss and stockholders' equity (deficit) for all periods presented. There were no reclassifications out of accumulated other comprehensive loss during the six months ended June 30, 2013 and 2012 and the years ended December 31, 2012, 2011 and 2010.

Collaboration Arrangements

Collaboration Arrangements

A collaboration arrangement is defined as a contractual arrangement that has or may have significant financial milestones associated with success-based development, which include certain arrangements the Company has entered into regarding the research and development, manufacture and/or commercialization of products and product candidates. These collaborations generally provide for non-refundable, upfront license fees, research and development and commercial performance milestone payments, cost sharing and royalty payments. The collaboration agreements with third parties are performed on a "best efforts" basis with no guarantee of either technological or commercial success. The Company evaluates whether an arrangement is a collaboration arrangement at its inception based on the facts and circumstances specific to the arrangement. The Company reevaluates whether an arrangement qualifies or continues to qualify as a collaboration arrangement whenever there is a change in the anticipated or actual ultimate commercial success of the endeavor. See Note 8, "Commitments, Collaborations and Contingencies."

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2013, a new accounting standard was issued that requires increased disclosure requirements regarding amounts that are reclassified out of accumulated other comprehensive income. The standard is required to be adopted prospectively beginning on January 1, 2013. Adoption of this standard did not have a material impact on the Company's financial statements.